Commitments and Contingencies (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	May 01, 2015	Dec. 31, 2018	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017
Number of shares issued value			$ 3,994,523	$ 3,994,523
Breach of contract amount			120,265	120,265
Costs and fees amount			111,058	111,058
Conversion value			3,763,200	3,763,200
Claimed lost contract revenue			48,000,000	48,000,000
Accrued settlement		$ 231,323	$ 231,323	$ 231,323	$ 223,500
Undisbursed bank holds and sales						$ 74,919
Lease terms			37 months	37 months
Deposits		6,191	$ 6,191	$ 6,191	17,211
Rent expenses		6,996	20,218	15,098	$ 19,942
September 30 2018 [Member]
Rent including sales tax		1,990	1,990	1,990
September 30 2019 [Member]
Rent including sales tax		2,056	2,056	2,056
September 30 2020 [Member]
Rent including sales tax		$ 2,124	$ 2,124	$ 2,124
Majorca Group, Ltd [Member] | Sales Revenue, Net [Member]
Concentration risk, percentage	15.00%